Goodwill - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Goodwill [Line Items]
Goodwill impairment		$ 1,882,187
Merchant Solutions
Goodwill [Line Items]
Goodwill impairment	$ 0	1,159,145	[1]	$ 0
Digital Wallets
Goodwill [Line Items]
Goodwill impairment	$ 0	$ 723,042	[2]	$ 0

[1]	Accumulated impairment loss was $1,159,145 as of December 31, 2023 and 2022 and $0 as of December 31, 2021 within the Merchant Solutions segment.
[2]	Accumulated impairment loss was $723,042 as of December 31, 2023 and 2022 and $0 as of December 31, 2021 within the Digital Wallets segment.